SCHEDULE OF INVENTORY ALLOWANCE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Beginning balance	$ 381,470	$ 381,765
Provision	681,884
Foreign currency translation adjustments	5,560	(295)
Ending balance	$ 1,068,914	$ 381,470